DEFERRED TAX ASSETS AND LIABILITIES (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred Tax Assets And Liabilities
As of beginning	$ 744	¥ 5,276	¥ 2,478
(Credited)/charged to the consolidated statements of profit or loss during the year	(1)	(10)	2,798
Disposal of PSTT	(743)	(5,266)
As of Ending			¥ 5,276